June 4, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds
1933 Act Registration No. 33-5852
1940 Act Registration No. 811-4676

Ladies and Gentlemen:

Attached for filing on behalf of Harbor International Small Cap Fund (the “Fund”) pursuant to the Securities Act of 1933, as amended, and Rule 497(e) thereunder and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the final form of supplement to the Fund’s prospectus, filed pursuant to Rule 497(e) on May 23, 2019 (accession number 0001193125-19-154630).

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Stephanie Capistrone, Esq.
Dechert LLP

Charles F. McCain, Esq.
Anmarie S. Kolinski
Erik D. Ojala, Esq.
Diana R. Podgorny, Esq.
Harbor Funds

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.